WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 110.0%
COMMUNICATION SERVICES - 17.9%
Diversified Telecommunication Services - 5.6%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	990,000	$1,114,913	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	6,300,000	6,576,885	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	856,000	934,029	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	95,037
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	220,000	225,796	(a)
Frontier Communications Corp., Senior Secured Notes	5.000%	5/1/28	1,240,000	1,279,153	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	765,278	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	1,380,000	1,380,310	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	487,888	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	557,491	(a)

Total Diversified Telecommunication Services				13,416,780

Media - 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,293,656	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,546,000	2,667,877
DISH DBS Corp., Senior Notes	7.750%	7/1/26	6,717,000	7,400,556
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,710,000	1,871,937	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	510,000	531,930	(a)

Total Media				15,765,956

Wireless Telecommunication Services - 5.8%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	709,450
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,727,240
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	3,694,691
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,483,358
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,421,168
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,250,000	1,244,612	(a)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,122,256	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	480,967	(a)

Total Wireless Telecommunication Services				13,883,742

TOTAL COMMUNICATION SERVICES				43,066,478

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000		$535,963	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,020,000		1,130,925	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,190,000		1,244,014
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,520,000		1,607,400	(a)

Total Auto Components					4,518,302

Automobiles - 2.3%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,780,000		2,155,687
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000		206,328
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	450,000		443,902
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	880,000		900,900
General Motors Co., Senior Notes	6.125%	10/1/25	350,000		416,916
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,120,000		1,250,941	(a)

Total Automobiles					5,374,674

Diversified Consumer Services - 1.1%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,120,000		1,179,987	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		938,291
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	510,000		533,233	(a)

Total Diversified Consumer Services					2,651,511

Hotels, Restaurants & Leisure - 8.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	842,000		851,262	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000		484,150	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,210,000		1,229,844	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	640,000		680,000	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		1,261,019	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,480,000		1,761,200	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,280,000		2,656,200	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	760,000	GBP	977,920	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,335,000		1,384,375	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	200,000		192,915	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,430,000		1,455,025	(a)
Viking Ocean Cruises Ship VII Ltd., Secured Notes	5.625%	2/15/29	710,000		716,390	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,724,000		1,707,475	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	250,000		253,168	(a)

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	960,000	$1,000,200	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,710,000	2,944,185	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	620,000	681,101	(a)

Total Hotels, Restaurants & Leisure				20,236,429

Specialty Retail - 1.7%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	920,000	1,006,489	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	870,000	930,195	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	690,000	705,094	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	258,853	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,240,000	1,250,075

Total Specialty Retail				4,150,706

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	250,000	269,617	(a)

TOTAL CONSUMER DISCRETIONARY				37,201,239

CONSUMER STAPLES - 1.1%
Food Products - 0.8%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	740,000	808,085
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,050,000	1,065,514	(a)(c)

Total Food Products				1,873,599

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	840,000	866,250

TOTAL CONSUMER STAPLES				2,739,849

ENERGY - 25.5%
Oil, Gas & Consumable Fuels - 25.5%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000	1,431,087
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	285,000	275,327	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	490,000	527,772	(a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	870,000	877,900	(a)(c)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	150,000	156,659	(a)
Chesapeake Energy Corp., Senior Notes	5.875%	2/1/29	170,000	181,797	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000	1,067,024
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000	832,241

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000	$300,473
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000	768,013
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,625,370
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	101,120
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	520,000	525,525	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	610,000	655,216	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,433,075
EQT Corp., Senior Notes	8.500%	2/1/30	880,000	1,152,087
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	2,002,098
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	531,614	(b)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	200,000	206,500	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	360,000	366,408	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,925,307	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	510,000	503,791	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	440,000	486,200
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	691,845
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	481,014
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	335,575
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	380,000	370,928	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	690,000	738,128
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,506,783
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	4,422,796
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,132,000	3,543,190
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,100,000	1,107,563
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	763,070
Range Resources Corp., Senior Notes	9.250%	2/1/26	4,580,000	4,989,727
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	462,927	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,187,700	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,314,745
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	560,000	621,950
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,931,661
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,430,000	1,260,559	(a)

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	340,000	$368,936
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	2,125,000
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	526,250
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	6,216,000	7,163,940
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	525,599
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	756,141
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	462,335
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	729,840
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,896,012
WPX Energy Inc., Senior Notes	8.250%	8/1/23	180,000	207,682
YPF SA, Senior Notes	8.500%	7/28/25	2,830,000	2,026,988	(a)

TOTAL ENERGY				61,451,488

FINANCIALS - 15.7%
Banks - 11.5%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,338,360	(d)(e)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	2,586,760	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	366,000	402,612
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	1,016,365	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,840,000	1,942,138	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,574,805	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	540,000	587,250	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,030,000	1,090,564	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,617,060	(a)(d)(e)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000		$4,791,908	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,000,000		1,088,852	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000		989,815	(d)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	760,000		786,387	(d)(e)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		551,443
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	1,800,990	(b)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,931,119	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,170,000		2,577,743	(a)(e)

Total Banks					27,674,171

Capital Markets - 1.2%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	1,770,000		2,012,481	(a)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000		897,445	(a)(d)(e)

Total Capital Markets					2,909,926

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		506,400
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		439,469

Total Consumer Finance					945,869

Diversified Financial Services - 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,640,000		1,839,839
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		1,091,784
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,647,600		3,394,457	(a)(f)

Total Diversified Financial Services					6,326,080

TOTAL FINANCIALS					37,856,046

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 7.2%
Health Care Providers & Services - 1.1%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	750,000	$801,525	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	820,000	900,463
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	750,000	815,336	(a)

Total Health Care Providers & Services				2,517,324

Pharmaceuticals - 6.1%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000	1,229,508	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	2,630,000	2,695,645	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	715,890	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,440,000	2,450,187
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	460,000	464,497
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,910,000	1,874,187
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000	4,649,471
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000	657,307

Total Pharmaceuticals				14,736,692

TOTAL HEALTH CARE				17,254,016

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.1%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,520,000	2,746,170	(a)

Airlines - 12.3%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	310,000	310,685
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,470,000	2,508,663
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	2,570,000	2,635,849
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	836,628
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	808,969
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	7,053,547	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	108,488	108,973
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,330,000	1,396,753	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,500,000	$2,734,375	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	5,260,000	5,929,125	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,530,000	2,564,787
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	2,300,000	2,364,687
United Airlines Pass-Through Trust	4.875%	1/15/26	240,000	248,201

Total Airlines				29,501,242

Building Products - 0.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,240,000	1,282,625	(a)

Commercial Services & Supplies - 0.4%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	834,000	918,964	(a)

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	491,400	(a)

Trading Companies & Distributors - 1.0%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,020,000	1,946,775	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	500,000	529,687

Total Trading Companies & Distributors				2,476,462

TOTAL INDUSTRIALS				37,416,863

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,920,000	2,025,591	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	32,000	32,582	(a)

Total Communications Equipment				2,058,173

Semiconductors & Semiconductor Equipment - 0.1%
Sensata Technologies UK Financing Co. PLC, Senior Notes	6.250%	2/15/26	250,000	258,569	(a)

Technology Hardware, Storage & Peripherals - 1.5%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,010,000	1,046,158	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	438,782
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,442,219
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	702,122

Total Technology Hardware, Storage & Peripherals				3,629,281

TOTAL INFORMATION TECHNOLOGY				5,946,023

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 6.2%
Chemicals - 1.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	$1,203,100	(b)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	230,000	229,713	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	1,190,010	(a)

Total Chemicals				2,622,823

Containers & Packaging - 1.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,080,000	1,143,450	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	890,000	920,883	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,020,000	1,150,050
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	1,020,561	(a)

Total Containers & Packaging				4,234,944

Metals & Mining - 3.3%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000	1,681,390	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	1,140,000	1,643,516
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,340,000	1,368,843	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	708,737
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	2,041,583
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	584,418

Total Metals & Mining				8,028,487

TOTAL MATERIALS				14,886,254

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	668,000	602,870
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	660,000	744,150
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	350,000	346,937
Service Properties Trust, Senior Notes	5.500%	12/15/27	680,000	733,326

TOTAL REAL ESTATE				2,427,283

UTILITIES - 1.9%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000	454,418
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000	760,275	(a)

Total Electric Utilities				1,214,693

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 1.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,400,000		$2,514,960

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	780,000		826,800	(a)

TOTAL UTILITIES					4,556,453

TOTAL CORPORATE BONDS & NOTES (Cost - $223,761,504)					264,801,992

SOVEREIGN BONDS - 17.8%
Argentina - 1.0%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	508,291		201,283
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	2,798,700		1,018,727
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,280,000		1,131,600	*(a)(g)

Total Argentina					2,351,610

Brazil - 1.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	8,677,000	BRL	1,658,185
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,242,000	BRL	240,542
Brazilian Government International Bond, Senior Notes	3.875%	6/12/30	2,200,000		2,192,850

Total Brazil					4,091,577

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000		1,388,465

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000		493,750	(a)

Croatia - 0.4%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000		495,724	(b)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000		451,660	(a)

Total Croatia					947,384

Egypt - 0.9%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000		2,153,482	(a)

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.6%
Ghana Government International Bond	10.750%	10/14/30	920,000		$1,205,145	(a)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000		305,923	(a)

Total Ghana					1,511,068

Guatemala - 0.2%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	370,000		400,917	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000		438,004	(b)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	450,000		509,630	(a)

Total Honduras					947,634

Indonesia - 1.8%
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	2,250,000		2,138,229
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	1,135,000		1,530,814	(b)
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000	IDR	16,251
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	7,604,000,000	IDR	543,137

Total Indonesia					4,228,431

Ivory Coast - 0.4%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,060,417		1,067,172	(a)

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		700,000

Kenya - 0.3%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		664,548	(a)

Nigeria - 1.0%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	2,200,000		2,375,395	(b)

Oman - 0.4%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		1,036,270	(a)

Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,990,000		1,915,375	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 2.1%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		$941,179
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,800,000		1,668,375
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		2,525,819

Total Peru					5,135,373

Russia - 2.7%
Russian Federal Bond - OFZ	7.000%	1/25/23	74,770,000	RUB	1,036,941
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	5,383,947
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		70,826	(b)

Total Russia					6,491,714

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		498,521	(b)

Turkey - 1.0%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,500,000		2,451,500

Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,950,000		2,011,476	(a)

TOTAL SOVEREIGN BONDS (Cost - $40,838,778)					42,861,662

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.2%
U.S. Government Obligations - 11.2%
U.S. Treasury Notes	1.750%	7/31/21	200,000		201,423
U.S. Treasury Notes	1.625%	5/31/23	2,500,000		2,581,641	(h)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000		4,520,771	(h)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000		2,885,625	(h)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000		4,996,963	(h)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000		3,168,633	(h)
U.S. Treasury Notes	2.000%	6/30/24	3,250,000		3,428,623	(h)
U.S. Treasury Notes	0.625%	8/15/30	2,000,000		1,867,812
U.S. Treasury Notes	0.875%	11/15/30	1,500,000		1,430,625
U.S. Treasury Notes	1.125%	2/15/31	2,000,000		1,951,250

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $25,814,489)					27,033,366

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 2.6%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.4%
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	1,000,000	$941,667	(i)

Specialty Retail - 0.4%
PetSmart Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	1/29/28	1,060,000	1,068,778	(e)(j)(k)

TOTAL CONSUMER DISCRETIONARY				2,010,445

INDUSTRIALS - 1.2%
Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	4/29/23	1,058,416	1,068,752	(e)(i)(j)(k)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,862,250	1,925,619	(e)(j)(k)

TOTAL INDUSTRIALS				2,994,371

MATERIALS - 0.6%
Chemicals - 0.6%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	1,320,000	1,323,182	(e)(i)(j)(k)

TOTAL SENIOR LOANS (Cost - $6,232,546)				6,327,998

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
DISH Network Corp., Senior Notes (Cost - $2,790,169)	3.375%	8/15/26	3,370,000	3,177,327

			SHARES
COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Party City Holdings Inc.			53,377	408,867	*

ENERGY - 0.3%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			37,071	22,071	*(l)(m)
KCAD Holdings I Ltd.			77,972,021	0	*(l)(m)(n)

Total Energy Equipment & Services				22,071

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY‡			SHARES		VALUE
Oil, Gas & Consumable Fuels - 0.3%
Oasis Petroleum Inc.			14,025		$797,462	*

TOTAL ENERGY					819,533

TOTAL COMMON STOCKS (Cost - $2,848,932)					1,228,400

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $882,000)	9.500%		840		892,462	(c)

		MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $83,880)	1.000%	8/5/21	10,060,312	ARS	69,774	(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $303,252,298)					346,392,981

			SHARES
SHORT-TERM INVESTMENTS - 1.9%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,496,441)	0.030%		4,496,441		4,496,441

TOTAL INVESTMENTS - 145.7% (Cost - $307,748,739)					350,889,422
Liabilities in Excess of Other Assets - (45.7)%					(110,108,656)

TOTAL NET ASSETS - 100.0%					$240,780,766

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of February 28, 2021.

(h)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(i)	All or a portion of this loan is unfunded as of February 28, 2021. The interest rate for fully unfunded term loans is to be determined.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	Value is less than $1.

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

At February 28, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	0.130%	2/26/2021	5/26/2021	$21,513,125	U.S. Government & Agency Obligations	$21,582,256

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At February 28, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	716,805	USD	973,044	Citibank N.A.	4/19/21	$25,886
MXN	1,511,611	USD	74,916	Citibank N.A.	4/19/21	(3,086)
EUR	100,900	USD	124,083	Goldman Sachs Group Inc.	4/19/21	(2,187)
USD	946,551	GBP	700,000	Goldman Sachs Group Inc.	4/19/21	(28,961)

Total						$(8,348)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities. On August 14, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the SEC’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

17

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$264,801,992	—	$264,801,992
Sovereign Bonds	—	42,861,662	—	42,861,662
U.S. Government & Agency Obligations	—	27,033,366	—	27,033,366
Senior Loans	—	6,327,998	—	6,327,998
Convertible Bonds & Notes	—	3,177,327	—	3,177,327
Common Stocks:
Consumer Discretionary	$408,867	—	—	408,867
Energy	797,462	—	$22,071	819,533
Convertible Preferred Stocks	—	892,462	—	892,462
Non-U.S. Treasury Inflation Protected Securities	—	69,774	—	69,774

Total Long-Term Investments	1,206,329	345,164,581	22,071	346,392,981

Short-Term Investments†	4,496,441	—	—	4,496,441

Total Investments	$5,702,770	$345,164,581	$22,071	$350,889,422

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$25,886	—	$25,886

Total	$5,702,770	$345,190,467	$22,071	$350,915,308

19

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$34,234	—	$34,234

†	See Schedule of Investments for additional detailed categorizations.

20